Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling Interests
Noncontrolling Interests

Noncontrolling common units of the Operating Partnership relate to the interest in the Operating Partnership that is not owned by MPG Office Trust, Inc. and are presented as noncontrolling interests in the deficit section of the consolidated balance sheet.

Noncontrolling common units of the Operating Partnership have essentially the same economic characteristics as shares of our common stock as they share equally in the net income or loss and distributions of the Operating Partnership. Our limited partners have the right to redeem all or part of their noncontrolling common units of the Operating Partnership at any time. At the time of redemption, we have the right to determine whether to redeem the noncontrolling common units of the Operating Partnership for cash, based upon the fair value of an equivalent number of shares of our common stock at the time of redemption, or exchange them for unregistered shares of our common stock on a one-for-one basis, subject to adjustment in the event of stock splits, stock dividends, issuance of stock rights, specified extraordinary distributions and similar events. We maintain an effective registration statement to register the resale of shares of our common stock we issue in exchange for noncontrolling common units of the Operating Partnership.

During 2012, we issued a total of 6,276,251 shares of our common stock in exchange for noncontrolling common units of the Operating Partnership redeemed by our limited partners. There were no Operating Partnership units redeemed during 2011. During 2010, we issued 227,796 shares of our common stock in exchange for noncontrolling common units of the Operating Partnership redeemed by our limited partners. We received no cash or other consideration for any of the noncontrolling common units redeemed.

The following table sets forth the number of noncontrolling common units of the Operating Partnership outstanding and the aggregate redemption value of those units based on the closing market price of our common stock on the New York Stock Exchange (“NYSE”) as well as the ownership interest of those units in the Operating Partnership on each respective date:

	December 31, 2012	December 31, 2011
Outstanding noncontrolling common units of the Operating Partnership	170,526	6,446,777
Ownership interest in MPG Office, L.P. of outstanding noncontrolling common units	0.3%	11.3%
Aggregate redemption value of outstanding noncontrolling common units of the Operating Partnership (in millions)	$0.5	$12.8

On January 29, 2013, we received a notice from Thomas MPG Holding, LLC requesting the redemption of 35,000 noncontrolling common units of the Operating Partnership. See Note 21 “Subsequent Events.”

On June 21, 2013, we received notices from Robert F. Maguire III and related entities requesting the redemption of 110,000 noncontrolling common units of the Operating Partnership. See Note 21 “Subsequent Events.”

The aggregate redemption value does not necessarily represent the amount that would be distributed with respect to each noncontrolling common unit in the event of a termination or liquidation of MPG Office Trust, Inc. and the Operating Partnership. In the event of a termination or liquidation of MPG Office Trust, Inc. and the Operating Partnership, it is expected that in most cases each noncontrolling common unit would be entitled to a liquidating distribution equal to the amount payable with respect to each share of the Company’s common stock.

Net income or loss attributable to noncontrolling common units of the Operating Partnership is allocated based on their relative ownership percentage of the Operating Partnership during the period. The noncontrolling ownership interest percentage is determined by dividing the number of noncontrolling common units outstanding by the total of the controlling and noncontrolling units outstanding during the period. The issuance or redemption of additional shares of common stock or common units results in changes to our limited partners’ ownership interest in the Operating Partnership as well as the net assets of the Company. As a result, all equity-related transactions result in an allocation between stockholders’ deficit and the noncontrolling interests of the Operating Partnership in the consolidated balance sheet, statement of comprehensive income/(loss) and statement of deficit to account for any change in ownership percentage during the period.

During 2012, 2011 and 2010, our limited partners’ weighted average share of our net income (loss) was 6.2%, 11.5% and 12.1%, respectively.